Activity in Present Value of Future Profits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Unamortized balance as of January 1	$ 339		$ 430		$ 487
Interest accreted at 5.66%, 5.73% and 5.68%	18		22		26
Amortization	(60)		(96)		(83)
Other	0	[1]	(17)	[1]	0	[1]
Unamortized balance as of December 31	297		339		430
Accumulated effect of net unrealized investment (gains) losses	(180)		(174)		(88)
Balance as of December 31	$ 117		$ 165		$ 342

[1]	Relates to the sale of the Medicare supplement insurance business in 2011. See note 8 for additional information.